Share Capital, Share Premium and Shares Held in Treasury - Summary of Called up Share Capital Issued and Fully Paid (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
At start of year	£ 286	£ 286
Issue of ordinary shares	0	0
At end of year	£ 286	£ 286
RELX PLC [member]
Disclosure of classes of share capital [line items]
At start of year	1,982,299,312	1,980,802,659
Issue of ordinary shares	2,662,320	1,496,653
At end of year	1,984,961,632	1,982,299,312